Notes Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Debt Instrument [Line Items]
Interest rate		4.25%		8.50%
Fair value of warrants		$ 1,400,000		$ 1,400,000
Fair value of embedded conversion option		2,200,000		2,200,000
Direct financing cost		390,000		390,000
Unamortized premium recognized		850,000		850,000
Interest expense	$ 629,000	312,000	$ 2,500,000	2,900,000	$ 4,300,000
Interest payment	327,000	163,000	1,300,000	1,500,000	2,100,000
Amortization of financing costs	24,000	12,000	92,000	109,000	170,000
Unearned discount	222,000	111,000	867,000	1,000,000.0	1,600,000
Accretion of loan premium	$ 52,000	$ 26,000	$ 201,000	237,000	$ 422,000
Remaining principal balance				5,000,000.0
Repayments of notes payable				$ 10,000,000
Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate		7.00%		7.00%